Eaton Vance

Floating-Rate Advantage Fund

January 31, 2020 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $7,280,693,088 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 113.9%(1)
Borrower/Tranche Description	Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 1.9%
________________________________________________________________________________________________________
Aernnova Aerospace S.A.U
Term Loan, Maturing January 29, 2027(2)	EUR	1,071	$1,188,267
Term Loan, Maturing January 29, 2027(2)	EUR	4,179	4,674,792
Dynasty Acquisition Co., Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,893	6,929,738
IAP Worldwide Services, Inc.
Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)	944	928,375
Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)	1,234	986,422
Maverick Purchaser Sub, LLC
Term Loan, Maturing January 22, 2027(2)	11,075	11,158,063
TransDigm, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	53,357	53,381,527
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	30,790	30,847,261
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)	29,982	29,357,222
________________________________________________________________________________________________________
$139,451,667
________________________________________________________________________________________________________
Automotive — 2.6%
________________________________________________________________________________________________________
Adient US, LLC
Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024	3,010	$3,018,655
American Axle and Manufacturing, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	19,982	20,008,728
Autokiniton US Holdings, Inc.
Term Loan, 8.02%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	9,776	9,385,080
Bright Bidco B.V.
Term Loan, 5.35%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)	20,333	12,149,244
Chassix, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.50%), Maturing November 15, 2023	7,154	6,474,370
CS Intermediate Holdco 2, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	3,990	3,830,672
Dayco Products, LLC
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	11,792	10,671,881
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,953	5,522,804
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	8,583	8,565,454
IAA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	7,227	7,289,674
Panther BF Aggregator 2 L.P.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	35,586	35,859,823
Term Loan, Maturing April 30, 2026(2)	EUR	500	558,999
Tenneco, Inc.
Term Loan, 4.65% (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	40,714	40,026,706
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	7,637	7,672,189
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,655	7,440,274
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	12,393	12,442,159
Visteon Corporation
Term Loan, 3.44%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)	2,500	2,515,625
________________________________________________________________________________________________________
$193,432,337
________________________________________________________________________________________________________
Beverage and Tobacco — 0.2%
________________________________________________________________________________________________________
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	4,766	$4,775,244
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	11,387	11,187,661
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	2,000	1,890,000
________________________________________________________________________________________________________
$17,852,905
________________________________________________________________________________________________________
Brokerage/Securities Dealers/Investment Houses — 0.4%
________________________________________________________________________________________________________
Advisor Group, Inc.
Term Loan, Maturing August 1, 2026(2)	11,550	$11,570,617
Clipper Acquisitions Corp.
Term Loan, 3.48%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	12,177	12,206,941
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	1,319	1,323,444
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.28%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	3,800	3,800,000
________________________________________________________________________________________________________
$28,901,002
________________________________________________________________________________________________________
Building and Development — 3.3%
________________________________________________________________________________________________________
Advanced Drainage Systems, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	3,357	$3,386,383
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	25,711	25,777,924
APi Group DE, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	16,300	16,408,672
Brookfield Property REIT, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	6,255	6,223,926
Core & Main L.P.
Term Loan, 4.57%, (USD LIBOR + 2.75%), Maturing August 1, 2024(5)	18,330	18,367,711
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	14,906	14,957,641
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	55,069	55,413,014
Henry Company, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	7,590	7,624,382
NCI Building Systems, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	10,321	10,316,905
Quikrete Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	31,384	31,486,844
RE/MAX International, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	16,245	16,295,792
Realogy Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	8,086	8,028,334
Summit Materials Companies I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	2,034	2,045,227
Werner FinCo L.P.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	13,369	13,352,675
WireCo WorldGroup, Inc.
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	4,726	4,515,234
Term Loan - Second Lien, 10.65%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	8,525	7,757,750
________________________________________________________________________________________________________
$241,958,414
________________________________________________________________________________________________________
Business Equipment and Services — 9.7%
________________________________________________________________________________________________________
Adtalem Global Education, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	6,230	$6,266,465
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,354	10,443,562
Term Loan, 4.15%, (3 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	29,419	29,559,170
Allied Universal Holdco, LLC
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,628	1,642,335
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	16,447	16,587,586
Altran Technologies
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	21,332	23,796,513
AppLovin Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	34,425	34,575,253
ASGN Incorporated
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	5,105	5,147,577
Belfor Holdings, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,766	6,820,974
BidFair MergeRight, Inc.
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027	7,735	7,754,641
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,589	9,583,396
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	7,808	7,819,609
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	8,458	8,521,435
Ceridian HCM Holding, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	29,452	29,647,857
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	2,790	2,762,499
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	22,767	22,824,187
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	4,125	4,161,094
Deerfield Dakota Holding, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	14,684	14,737,525
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)	13,288	13,321,533
EIG Investors Corp.
Term Loan, 5.67%, (2 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	38,389	38,340,538
Garda World Security Corporation
Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	9,065,353
IG Investment Holdings, LLC
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	30,100	30,294,591
IRI Holdings, Inc.
Term Loan, 6.15%, (USD LIBOR + 4.50%), Maturing December 1, 2025(5)	23,734	23,199,496
Iron Mountain, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	9,309	9,301,433
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	7,082	7,149,751
Kronos Incorporated
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	85,067	85,532,144
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	31,133	31,317,964
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,090,281
LGC Group Holdings Ltd.
Term Loan, Maturing January 22, 2027(2)	EUR	5,025	5,598,849
LGC Limited
Term Loan, Maturing January 22, 2027(2)	3,600	3,611,250
Monitronics International, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	15,437	13,198,430
Outfront Media Capital, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026	9,547	9,605,603
PGX Holdings, Inc.
Term Loan, 6.90%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	12,701	5,651,887
Pike Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	5,867	5,916,293
Pre-Paid Legal Services, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	8,985	9,046,880
Prime Security Services Borrower, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	13,729	13,775,677
Prometric Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	5,606	5,605,590
Rockwood Service Corporation
Term Loan, Maturing January 23, 2027(2)	5,075	5,132,094
Sabre GLBL, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	6,622	6,656,108
ServiceMaster Company
Term Loan, 3.44%, (1 mo. USD LIBOR + 1.75%), Maturing November 5, 2026	5,875	5,902,906
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	43,106	43,097,079
STG-Fairway Holdings, LLC
Term Loan, Maturing January 22, 2027(2)	4,350	4,388,062
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	3,906	4,364,754
Trans Union, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026	26,693	26,819,843
Vestcom Parent Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	1,806	1,724,527
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	11,307	11,200,761
West Corporation
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	4,999	4,255,292
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	16,679	14,278,364
Zephyr Bidco Limited
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing July 23, 2025	EUR	5,025	5,619,647
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	8,725	11,420,549
________________________________________________________________________________________________________
$711,135,207
________________________________________________________________________________________________________
Cable and Satellite Television — 4.7%
________________________________________________________________________________________________________
Altice France S.A.
Term Loan, 5.36%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	10,890	$10,870,882
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	7,036	7,047,849
Charter Communications Operating, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	39,972	40,188,749
CSC Holdings, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	47,899	48,108,022
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	13,786	13,865,018
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	3,209	3,229,184
MCC Iowa, LLC
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025	5,827	5,865,614
Mediacom Illinois, LLC
Term Loan, 3.32%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	4,628	4,651,416
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	8,923	9,882,303
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	21,112	20,981,491
Telenet Financing USD, LLC
Term Loan, Maturing April 30, 2028(2)	39,725	39,646,980
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 24, 2029	EUR	14,965	16,635,597
UPC Broadband Holding B.V.
Term Loan, Maturing April 30, 2028(2)	8,800	8,800,000
Term Loan, Maturing April 30, 2029(2)	EUR	7,650	8,473,623
Virgin Media Bristol, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	44,255	44,352,239
Virgin Media SFA Finance Limited
Term Loan, 3.91%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	21,252,911
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	15,336,182
Ziggo B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	22,800	25,342,515
________________________________________________________________________________________________________
$344,530,575
________________________________________________________________________________________________________
Chemicals and Plastics — 4.6%
________________________________________________________________________________________________________
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	14,090	$14,125,612
Aruba Investments, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	11,022	11,049,564
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	28,064	28,096,085
Caldic B.V.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	552,029
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,266	2,502,315
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,756	6,325,578
Element Solutions, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026	9,108	9,165,099
Emerald Performance Materials, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	3,586	3,601,533
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	3,429	3,437,251
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	3,657	3,666,050
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	3,736	3,745,746
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,216	1,214,212
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,949	1,727,851
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	2,917	2,586,728
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	11,789	10,452,082
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	12,871	12,967,224
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	18,800	20,993,476
INEOS Enterprises Holdings II Limited
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	2,325	2,599,952
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026	3,092	3,115,442
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	15,856	17,604,192
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,065	12,347,282
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,515	1,689,013
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	5,848	5,847,859
Messer Industries GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,575	5,103,498
Minerals Technologies, Inc.
Term Loan, 3.96%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)	13,866	13,941,488
Momentive Performance Materials, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	1,145	1,145,435
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	14,914	13,702,344
PQ Corporation
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	22,369	22,464,087
Pregis TopCo Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	7,575	7,595,119
Spectrum Holdings III Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	10,515	9,798,900
Starfruit Finco B.V.
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	17,226	17,265,118
Tronox Finance, LLC
Term Loan, 4.52%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)	35,924	35,976,498
Univar, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	28,981	29,143,601
Venator Materials Corporation
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	579	578,066
________________________________________________________________________________________________________
$336,126,329
________________________________________________________________________________________________________
Clothing/Textiles — 0.1%
________________________________________________________________________________________________________
Samsonite International SA
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025	4,621	$4,614,493
________________________________________________________________________________________________________
$4,614,493
________________________________________________________________________________________________________
Conglomerates — 0.1%
________________________________________________________________________________________________________
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,919	$2,143,344
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	2,097	2,093,057
SGB-SMIT Management GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	8,722	6,179,011
________________________________________________________________________________________________________
$10,415,412
________________________________________________________________________________________________________
Containers and Glass Products — 3.1%
________________________________________________________________________________________________________
Berry Global, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	8,749	$8,811,752
Term Loan, 3.68%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024	10,059	10,124,504
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	12,064	12,144,808
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	11,245	11,178,702
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)	35,554	35,220,610
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	5,141	5,076,514
Libbey Glass, Inc.
Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	13,905	10,428,769
Pelican Products, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	9,954	9,506,171
Proampac PG Borrower, LLC
Term Loan, 5.30%, (USD LIBOR + 3.50%), Maturing November 20, 2023(5)	12,905	12,776,156
Reynolds Consumer Products, Inc.
Term Loan, Maturing January 29, 2029(2)	24,525	24,494,344
Reynolds Group Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	71,271	71,521,595
Trident TPI Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024	19,761	19,489,574
________________________________________________________________________________________________________
$230,773,499
________________________________________________________________________________________________________
Cosmetics/Toiletries — 0.5%
________________________________________________________________________________________________________
KIK Custom Products, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	36,924	$36,468,323
________________________________________________________________________________________________________
$36,468,323
________________________________________________________________________________________________________
Drugs — 5.7%
________________________________________________________________________________________________________
Akorn, Inc.
Term Loan, 11.81%, (11.06% cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021	21,437	$20,727,216
Albany Molecular Research, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	10,456	10,420,396
Alkermes, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	13,162	13,153,631
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	30,326	28,082,110
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	16,655	15,301,850
Bausch Health Companies, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	77,494	77,930,385
Catalent Pharma Solutions, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	10,297	10,365,746
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	44,125	42,767,749
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.56%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	48,733	49,050,297
Horizon Therapeutics USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	13,469	13,586,396
Jaguar Holding Company II
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	88,269	88,387,483
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	38,090	32,026,981
Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	15,227	12,739,762
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2024(2)	EUR	168	186,596
Term Loan, Maturing August 21, 2024(2)	EUR	290	322,067
Term Loan, Maturing August 21, 2024(2)	EUR	542	602,805
Term Loan, Maturing August 21, 2024(2)	EUR	6,425	7,140,913
________________________________________________________________________________________________________
$422,792,383
________________________________________________________________________________________________________
Ecological Services and Equipment — 1.2%
________________________________________________________________________________________________________
Advanced Disposal Services, Inc.
Term Loan, 3.82%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	34,283	$34,418,983
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	20,230	19,395,615
GFL Environmental, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	23,389	23,398,020
Terrapure Environmental Ltd.
Term Loan, Maturing November 25, 2026(2)	4,375	4,396,875
US Ecology Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	3,100	3,127,125
________________________________________________________________________________________________________
$84,736,618
________________________________________________________________________________________________________
Electronics/Electrical — 17.6%
________________________________________________________________________________________________________
Almonde, Inc.
Term Loan, 5.28%, (USD LIBOR + 3.50%), Maturing June 13, 2024(5)	30,767	$30,511,468
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	46,478	46,706,715
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025	4,000	4,118,332
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	6,625	6,629,078
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023	6,361	6,384,913
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,515	3,933,485
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	48,137	47,545,691
Barracuda Networks, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	5,663	5,712,301
Castle US Holding Corporation
Term Loan, Maturing January 27, 2027(2)	14,057	14,101,202
CDW, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	19,802	19,950,840
Celestica, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	4,753	4,708,069
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	4,391	4,405,845
Cohu, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	10,058	10,019,860
CommScope, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	22,593	22,661,042
CPI International, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	15,188	15,131,430
Datto, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	4,502	4,530,515
ECI Macola/Max Holding, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	10,115	10,140,993
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	23,823	23,941,727
Energizer Holdings, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	2,075	2,083,704
Entegris, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025	3,292	3,320,553
Epicor Software Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	45,883	46,149,272
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,715	1,887,755
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	3,560	3,569,174
Flexera Software, LLC
Term Loan, Maturing February 26, 2025(2)	857	861,964
Term Loan, Maturing February 26, 2025(2)	2,143	2,153,571
Go Daddy Operating Company, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	58,801	59,016,677
Hyland Software, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	59,804	60,203,185
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025	7,034	7,128,763
Infoblox, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	16,559	16,675,859
Infor (US), Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	93,508	94,255,725
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	753	841,759
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	62,530	62,783,529
MA FinanceCo., LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	31,390	31,409,449
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	5,548	5,526,546
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	14,639	14,236,477
Marcel LUX IV S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	3,772	3,757,357
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	3,727,391
MaxLinear, Inc.
Term Loan, 4.18%, (3 mo. USD LIBOR + 2.50%), Maturing May 12, 2024	6,947	6,947,368
Mirion Technologies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	6,109	6,179,103
MKS Instruments, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	4,016	4,035,677
MTS Systems Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	3,545	3,564,607
NCR Corporation
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	10,923	10,987,484
Renaissance Holding Corp.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	13,905	13,866,046
Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	2,117,906
Seattle Spinco, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	37,468	37,322,128
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	3,800	3,760,652
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	57,613	48,481,195
SolarWinds Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,443	73,829,700
Solera, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	51,521	51,694,123
Sophos Group PLC
Term Loan, Maturing January 15, 2027(2)	10,000	10,075,000
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	7,061	6,337,449
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	19,236	19,285,521
SS&C Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	7,603	7,627,051
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	26,957	27,026,854
SurveyMonkey, Inc.
Term Loan, 5.32%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,342	9,400,136
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	16,326	16,155,581
Tibco Software, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	24,025	24,175,048
TriTech Software Systems
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	4,061	3,915,814
TTM Technologies, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	12,037,939
Uber Technologies, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	41,251	41,251,219
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	33,964	34,022,431
Ultimate Software Group, Inc. (The)
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,147	21,264,070
Ultra Clean Holdings, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	10,329	10,360,848
Verifone Systems, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,149	18,989,495
Veritas Bermuda, Ltd.
Term Loan, 6.19%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)	26,030	24,935,742
Vero Parent, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	26,183	25,550,234
Vungle, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,706	7,705,688
Western Digital Corporation
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	9,209	9,216,886
________________________________________________________________________________________________________
$1,292,841,211
________________________________________________________________________________________________________
Equipment Leasing — 0.8%
________________________________________________________________________________________________________
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	40,436	$40,672,184
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	15,593	15,663,508
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	3,169	3,172,650
________________________________________________________________________________________________________
$59,508,342
________________________________________________________________________________________________________
Financial Intermediaries — 3.2%
________________________________________________________________________________________________________
Aretec Group, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	24,916	$24,884,630
Citco Funding, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	24,181	24,181,400
Claros Mortgage Trust, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	7,057	7,092,599
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)	28,127	11,625,662
EIG Management Company, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	2,776	2,784,236
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	9,550	10,692,370
FinCo. I, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	9,939	9,980,221
Focus Financial Partners, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	16,614	16,697,432
Franklin Square Holdings L.P.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	6,740	6,769,171
Greenhill & Co., Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	7,654	7,620,265
GreenSky Holdings, LLC
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	14,173	14,269,999
Guggenheim Partners, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	35,160	35,214,783
Harbourvest Partners, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	6,771	6,792,076
LPL Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	19,900	20,007,798
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,111,406
Starwood Property Trust, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	4,140	4,175,797
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	6,534	6,558,126
Victory Capital Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	14,779	14,908,362
Virtus Investment Partners, Inc.
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	8,869	8,920,815
Walker & Dunlop, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2025	4,451	4,467,597
________________________________________________________________________________________________________
$238,754,745
________________________________________________________________________________________________________
Food Products — 3.6%
________________________________________________________________________________________________________
Alphabet Holding Company, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	38,303	$36,667,147
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing July 7, 2024	4,006	4,061,263
B&G Foods, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	3,067	3,080,732
Badger Buyer Corp.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	12,887	11,823,620
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	15,528	14,612,140
Froneri International PLC
Term Loan, Maturing January 29, 2027(2)	21,650	21,744,719
Hearthside Food Solutions, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	13,224	13,098,000
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	6,311	6,265,885
HLF Financing S.a.r.l.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	28,568	28,817,570
Jacobs Douwe Egberts International B.V.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	22,212	22,340,031
JBS USA Lux S.A.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	56,622	56,999,625
Nomad Foods Europe Midco Limited
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	21,135	21,188,112
Sunshine Investments B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,650,576
Term Loan, 4.79%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	995,504
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	9,500	10,400,983
________________________________________________________________________________________________________
$266,745,907
________________________________________________________________________________________________________
Food Service — 1.9%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	61,144	$61,230,190
Aramark Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	8,977	9,027,371
IRB Holding Corp.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2025	29,905	30,040,518
NPC International, Inc.
Term Loan, 11.50%, (1 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing April 17, 2020	1,561	1,569,404
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	13,026	5,975,741
Restaurant Technologies, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	8,182	8,253,895
US Foods, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	26,410	26,527,844
________________________________________________________________________________________________________
$142,624,963
________________________________________________________________________________________________________
Food/Drug Retailers — 0.6%
________________________________________________________________________________________________________
Albertsons, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025	2,394	$2,398,080
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	13,632	13,677,290
Allsup's Convenience Stores, Inc.
Term Loan, 7.91%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	6,750	6,800,625
Diplomat Pharmacy, Inc.
Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	4,891	4,826,101
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	6,720,430
Term Loan, 6.04%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	6,340,961
________________________________________________________________________________________________________
$40,763,487
________________________________________________________________________________________________________
Forest Products — 0.1%
________________________________________________________________________________________________________
Clearwater Paper Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026	4,075	$4,100,469
________________________________________________________________________________________________________
$4,100,469
________________________________________________________________________________________________________
Health Care — 8.9%
________________________________________________________________________________________________________
Acadia Healthcare Company, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023	1,269	$1,275,589
Accelerated Health Systems, LLC
Term Loan, 5.18%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	7,425	7,443,563
ADMI Corp.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	5,463	5,474,916
Alliance Healthcare Services, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	9,466	9,134,497
Term Loan - Second Lien, 11.65%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	5,175	4,683,375
athenahealth, Inc.
Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	24,415	24,575,568
Avantor, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	7,866	7,930,284
BioClinica, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	16,148	15,744,719
BW NHHC Holdco, Inc.
Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	13,110	11,225,196
Carestream Dental Equipment, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	740	732,623
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	17,827	19,592,824
Certara L.P.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	7,579	7,597,676
Change Healthcare Holdings, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	25,284	25,336,406
CHG Healthcare Services, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	25,684	25,854,464
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	5,170	5,199,654
Elsan SAS
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing October 31, 2024	EUR	8,750	9,801,895
Ensemble RCM, LLC
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	6,035	6,066,932
Envision Healthcare Corporation
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	70,644	59,769,913
Gentiva Health Services, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	36,545	36,727,473
Greatbatch Ltd.
Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	10,341	10,366,928
Hanger, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	23,455	23,611,122
Inovalon Holdings, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	15,581	15,649,300
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	6,160	6,193,225
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	14,898	14,979,257
Medical Solutions, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	13,601	13,651,828
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	28,469	28,101,228
National Mentor Holdings, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	344	347,189
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	6,187	6,240,445
Navicure, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	10,725	10,778,625
One Call Corporation
Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	15,422	14,889,075
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,225	4,700,377
Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	53,749	53,188,953
Parexel International Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	15,630	15,403,199
Phoenix Guarantor, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	23,930	24,019,487
Radiology Partners Holdings, LLC
Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(5)	6,995	7,027,140
RadNet, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	10,255	10,287,050
Select Medical Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	38,886	39,144,544
Surgery Center Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	13,780	13,767,851
Team Health Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	24,678	19,757,437
Tecomet, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	12,220	12,267,272
U.S. Anesthesia Partners, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	2,692	2,683,930
Verscend Holding Corp.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	23,797	23,977,936
Viant Medical Holdings, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	2,960	2,921,538
________________________________________________________________________________________________________
$658,122,503
________________________________________________________________________________________________________
Home Furnishings — 0.6%
________________________________________________________________________________________________________
Serta Simmons Bedding, LLC
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	61,584	$40,684,130
________________________________________________________________________________________________________
$40,684,130
________________________________________________________________________________________________________
Industrial Equipment — 5.1%
________________________________________________________________________________________________________
AI Alpine AT Bidco GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$6,680,845
Altra Industrial Motion Corp.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	8,550	8,593,430
Apex Tool Group, LLC
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	20,397	20,184,545
Carlisle Foodservice Products, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	10,265	10,085,291
Clark Equipment Company
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024	15,956	15,987,982
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	4,798	5,386,982
Columbus McKinnon Corporation
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024	4,943	4,964,474
CPM Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	7,351	7,286,431
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	4,650	5,186,893
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	5,900	5,888,937
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,638	2,896,037
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,594	7,240,131
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	13,418	13,441,091
DXP Enterprises, Inc.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	5,205	5,237,720
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	12,487	12,175,254
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	14,759	14,684,943
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	2,020	2,024,599
EWT Holdings III Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	25,857	26,014,344
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,651	5,204,683
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	43,934	44,172,228
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	4,624	5,151,215
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	5,239	5,266,240
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,854	8,691,795
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	20,952	20,921,529
LTI Holdings, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	5,456	5,005,823
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	2,444	2,303,352
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	3,453	3,871,734
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	23,125	25,799,060
Rexnord, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	7,920	7,970,638
Robertshaw US Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	24,621	22,958,771
Terex Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2024	8,833	8,866,608
Thermon Industries, Inc.
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024	3,115	3,140,309
Titan Acquisition Limited
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	33,952	33,391,763
________________________________________________________________________________________________________
$376,675,677
________________________________________________________________________________________________________
Insurance — 3.8%
________________________________________________________________________________________________________
Alliant Holdings Intermediate, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	7,271	$7,268,480
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	5,746	5,747,021
AmWINS Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	56,211	56,720,469
Andromeda Investissements
Term Loan, Maturing June 12, 2026(2)	EUR	2,250	2,528,502
Asurion, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	28,065	28,167,152
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	42,298	42,482,897
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024	2,463	2,469,887
Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	28,200	28,615,950
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	3,425	3,837,665
Hub International Limited
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	34,599	34,617,289
NFP Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	34,830	34,854,875
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	33,699	33,619,876
________________________________________________________________________________________________________
$280,930,063
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 5.3%
________________________________________________________________________________________________________
AMC Entertainment Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	16,739	$16,814,127
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	37,975	42,045,948
Ancestry.com Operations, Inc.
Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	43,889	42,024,030
Bombardier Recreational Products, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	33,534	33,639,173
Buzz Merger Sub Ltd.
Term Loan, Maturing January 22, 2027(2)	5,825	5,857,766
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	21,527	20,542,028
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,540	3,942,365
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	18,676	18,546,204
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	29,796	29,743,150
Emerald Expositions Holding, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	13,983	13,493,886
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	9,350	10,427,942
Lindblad Expeditions, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	1,174	1,182,430
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	4,695	4,729,719
Live Nation Entertainment, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026	12,953	12,979,720
Motion Finco S.a.r.l.
Term Loan, 0.50%, Maturing November 4, 2026(3)	709	716,557
Term Loan, 5.15%, (3 mo. USD LIBOR + 3.25%), Maturing November 13, 2026	5,391	5,452,067
Term Loan, Maturing November 13, 2026(2)	EUR	1,000	1,119,308
NASCAR Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	8,563	8,659,662
Playtika Holding Corp.
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	35,100	35,483,924
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	21,184	21,269,075
SRAM, LLC
Term Loan, 4.46%, (USD LIBOR + 2.75%), Maturing March 15, 2024(5)	10,362	10,414,054
Steinway Musical Instruments, Inc.
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	4,687	4,692,811
Travel Leaders Group, LLC
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	14,519	14,500,751
UFC Holdings, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	17,013	17,092,468
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	8,518	9,523,992
Term Loan, Maturing July 3, 2026(2)	EUR	1,532	1,712,516
________________________________________________________________________________________________________
$386,605,673
________________________________________________________________________________________________________
Lodging and Casinos — 4.6%
________________________________________________________________________________________________________
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	10,829	$10,872,097
Azelis Finance S.A.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing November 7, 2025	EUR	3,750	4,178,691
Boyd Gaming Corporation
Term Loan, 3.81%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	4,011	4,030,390
Churchill Downs Incorporated
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,430	3,450,367
CityCenter Holdings, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	59,394	59,579,716
Eldorado Resorts, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	2,748	2,749,546
ESH Hospitality, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	22,085	22,250,615
Four Seasons Hotels Limited
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	7,135	7,194,661
Golden Nugget, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	49,342	49,501,215
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	22,500	25,114,764
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	15,818	15,929,468
Hanjin International Corp.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	5,225	5,225,000
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.57%, (1 week USD LIBOR + 2.00%), Maturing March 21, 2025	23,431	23,550,454
Playa Resorts Holding B.V.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	14,206	14,136,908
Richmond UK Bidco Limited
Term Loan, 4.96%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	3,703	4,821,178
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	12,819,940
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	47,200	47,566,924
VICI Properties 1, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024	23,570	23,658,844
________________________________________________________________________________________________________
$336,630,778
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.4%
________________________________________________________________________________________________________
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(7)	385	$311,934
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	5,008	5,115,916
Term Loan, 0.00%, Maturing October 17, 2022(6)	17,992	3,283,596
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)	2,904	174,237
Oxbow Carbon, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	8,285	8,305,387
Rain Carbon GmbH
Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	15,795,984
________________________________________________________________________________________________________
$32,987,054
________________________________________________________________________________________________________
Oil and Gas — 3.1%
________________________________________________________________________________________________________
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	14,935	$14,934,765
Apergy Corporation
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	3,193	3,200,753
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	12,313	12,334,291
Buckeye Partners L.P.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	29,450	29,784,375
Centurion Pipeline Company, LLC
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	3,440	3,451,001
CITGO Holding, Inc.
Term Loan, 8.65%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	2,993	3,060,765
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	15,381	15,458,294
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	30,343	30,438,023
Delek US Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	9,474	9,437,976
Equitrans Midstream Corporation
Term Loan, Maturing January 31, 2024(2)	7,068	6,938,062
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	26,962	23,333,772
Matador Bidco S.a.r.l.
Term Loan, 6.40%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	7,000	7,043,750
McDermott Technology Americas, Inc.
DIP Loan, 0.00%, Maturing October 21, 2020(3)	10,000	9,950,000
Term Loan, 11.85%, (3 mo. USD LIBOR + 10.00%), Maturing October 21, 2021	4,712	4,931,810
Term Loan, 0.00%, Maturing May 9, 2025(6)	19,164	12,213,940
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	12,198	12,111,223
PSC Industrial Holdings Corp.
Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	11,359	11,330,464
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 14, 2020(6)	776	454,213
Term Loan, 0.00%, Maturing February 14, 2020(6)	1,271	743,629
Term Loan, 0.00%, Maturing February 14, 2020(6)	9,593	5,611,950
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023	834	843,100
Term Loan, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(4)	963	779,214
Term Loan - Second Lien, 8.67%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023	834	843,100
UGI Energy Services, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	12,089	12,142,140
________________________________________________________________________________________________________
$231,370,610
________________________________________________________________________________________________________
Publishing — 1.2%
________________________________________________________________________________________________________
Axel Springer S.E.
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$2,237,508
Getty Images, Inc.
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	4,386,291
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	13,422	13,316,775
Harland Clarke Holdings Corp.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	9,418	7,564,933
LSC Communications, Inc.
Term Loan, 7.06%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	5,882	3,916,418
Nielsen Finance, LLC
Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	15,171	15,218,774
ProQuest, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	17,725	17,758,234
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	18,675	18,861,750
Tweddle Group, Inc.
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,014	1,886,454
________________________________________________________________________________________________________
$85,147,137
________________________________________________________________________________________________________
Radio and Television — 2.5%
________________________________________________________________________________________________________
AP NMT Acquisition B.V.
Term Loan, 7.66%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,042	$5,060,586
Cumulus Media New Holdings, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	6,060	6,118,744
Diamond Sports Group, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	36,085	36,039,457
Entercom Media Corp.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	6,024	6,067,784
Entravision Communications Corporation
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	8,312	8,242,426
Gray Television, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	8,369	8,420,418
Hubbard Radio, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	10,057	10,085,894
iHeartCommunications, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	3,274	3,287,155
Term Loan, Maturing May 1, 2026(2)	3,275	3,290,694
Mission Broadcasting, Inc.
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,002	4,013,609
Nexstar Broadcasting, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	19,660	19,716,373
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	6,185	6,226,375
Sinclair Television Group, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,096	17,174,465
Term Loan, 4.18%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,531	7,568,781
Univision Communications, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	44,983	44,523,911
________________________________________________________________________________________________________
$185,836,672
________________________________________________________________________________________________________
Rail Industries — 0.1%
________________________________________________________________________________________________________
Genesee & Wyoming, Inc. (New)
Term Loan, 3.91%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	10,175	$10,269,332
________________________________________________________________________________________________________
$10,269,332
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 1.9%
________________________________________________________________________________________________________
Apro, LLC
Term Loan, 2.00%, Maturing November 14, 2026(3)	1,589	$1,602,792
Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	5,561	5,609,771
Ascena Retail Group, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	19,158	13,075,621
Bass Pro Group, LLC
Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,335	9,327,349
BJ's Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	14,207	14,292,529
Coinamatic Canada, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,407	1,394,129
David's Bridal, Inc.
Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	2,719	2,669,044
Global Appliance, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	4,185	4,187,894
Go Wireless, Inc.
Term Loan, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,801	2,699,889
Hoya Midco, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,827	7,778,017
J. Crew Group, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(4)(5)	22,456	18,158,188
LSF9 Atlantis Holdings, LLC
Term Loan, 7.68%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,051	12,985,712
PetSmart, Inc.
Term Loan, 5.67%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	34,518	34,492,975
PFS Holding Corporation
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,258	4,334,410
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,008	1,622,130
Radio Systems Corporation
Term Loan, 4.51%, (2 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	5,923	5,934,600
________________________________________________________________________________________________________
$140,165,050
________________________________________________________________________________________________________
Steel — 1.5%
________________________________________________________________________________________________________
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	35,334	$35,525,123
GrafTech Finance, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	26,977	26,875,653
Neenah Foundry Company
Term Loan, 8.31%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,261	7,115,973
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	8,427	8,139,119
Zekelman Industries, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	34,050	34,120,654
________________________________________________________________________________________________________
$111,776,522
________________________________________________________________________________________________________
Surface Transport — 0.5%
________________________________________________________________________________________________________
1199169 B.C. Unlimited Liability Company
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	3,706	$3,725,666
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	12,191	12,161,016
Kenan Advantage Group, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	3,744	3,742,705
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	15,832	15,825,328
XPO Logistics, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	2,789	2,804,851
________________________________________________________________________________________________________
$38,259,566
________________________________________________________________________________________________________
Telecommunications — 7.0%
________________________________________________________________________________________________________
CenturyLink, Inc.
Term Loan, Maturing March 15, 2027(2)	73,725	$73,725,000
Ciena Corporation
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025	14,033	14,103,416
Colorado Buyer, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	19,439	16,891,669
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	19,673	17,878,149
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	16,424	18,309,460
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	27,905,550
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	22,845	20,903,109
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	37,650	37,537,050
Term Loan, 6.31%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	19,500	19,829,063
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	8,930	7,579,338
Level 3 Financing, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	31,911	31,931,158
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 15, 2026	EUR	5,225	5,847,661
Onvoy, LLC
Term Loan, 6.15%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	17,906	16,160,167
Plantronics, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	13,087	12,618,202
SBA Senior Finance II, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025	14,418	14,453,932
Sprint Communications, Inc.
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	66,199	65,392,196
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	15,733	15,536,338
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	12,286	11,251,859
Telesat Canada
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	14,350	14,466,508
Zayo Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024	12,400	12,432,934
Ziggo Financing Partnership
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	57,575	57,676,965
________________________________________________________________________________________________________
$512,429,724
________________________________________________________________________________________________________
Utilities — 1.5%
________________________________________________________________________________________________________
Brookfield WEC Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	27,178	$27,285,376
Calpine Construction Finance Company L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	7,608	7,632,388
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	31,542	31,689,705
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	11,010	11,067,351
Lightstone Holdco, LLC
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,182	1,112,513
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	20,956	19,724,857
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	11,184	6,137,364
USIC Holdings, Inc.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	3,071	3,065,732
Vistra Operations Company, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2025	3,166	3,188,668
________________________________________________________________________________________________________
$110,903,954
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans
(identified cost $8,600,031,935)	$8,387,322,733
________________________________________________________________________________________________________
Corporate Bonds & Notes — 4.0%
Security	Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.1%
________________________________________________________________________________________________________
TransDigm, Inc.
6.25%, 3/15/26(8)	5,800	$6,266,169
________________________________________________________________________________________________________
$6,266,169
________________________________________________________________________________________________________
Automotive — 0.2%
________________________________________________________________________________________________________
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(8)	4,975	$5,345,518
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	6,695,913
________________________________________________________________________________________________________
$12,041,431
________________________________________________________________________________________________________
Building and Development — 0.1%
________________________________________________________________________________________________________
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(8)	3,475	$3,510,063
________________________________________________________________________________________________________
$3,510,063
________________________________________________________________________________________________________
Business Equipment and Services — 0.6%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(8)	6,000	$6,389,994
Garda World Security Corp.
4.625%, 2/15/27(8)	9,950	9,875,375
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24 (8)	9,125	9,531,838
5.75%, 4/15/26 (8)	17,950	18,970,888
________________________________________________________________________________________________________
$44,768,095
________________________________________________________________________________________________________
Cable and Satellite Television — 0.1%
________________________________________________________________________________________________________
Altice France S.A.
7.375%, 5/1/26(8)	1,000	$1,065,650
5.50%, 1/15/28(8)	6,100	6,221,847
Ziggo B.V.
5.50%, 1/15/27(8)	2,000	2,123,700
________________________________________________________________________________________________________
$9,411,197
________________________________________________________________________________________________________
Chemicals and Plastics — 0.0%(10)
________________________________________________________________________________________________________
PQ Corp.
6.75%, 11/15/22(8)	3,000	$3,082,479
________________________________________________________________________________________________________
$3,082,479
________________________________________________________________________________________________________
Containers and Glass Products — 0.4%
________________________________________________________________________________________________________
Berry Global, Inc.
5.625%, 7/15/27(8)	2,500	$2,659,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	19,746	19,815,666
5.331%, (3 mo. USD LIBOR + 3.50%), 7/15/21 (8)(9)	8,075	8,093,249
5.125%, 7/15/23 (8)	250	256,459
________________________________________________________________________________________________________
$30,824,812
________________________________________________________________________________________________________
Drugs — 0.7%
________________________________________________________________________________________________________
Bausch Health Cos., Inc.
6.50%, 3/15/22(8)	9,841	$10,035,950
7.00%, 3/15/24(8)	12,794	13,290,215
5.50%, 11/1/25(8)	20,375	21,147,518
Par Pharmaceutical, Inc.
7.50%, 4/1/27(8)	7,500	7,650,188
________________________________________________________________________________________________________
$52,123,871
________________________________________________________________________________________________________
Electronics/Electrical — 0.2%
________________________________________________________________________________________________________
CommScope, Inc.
6.00%, 3/1/26(8)	14,645	$15,386,418
________________________________________________________________________________________________________
$15,386,418
________________________________________________________________________________________________________
Food Products — 0.0%(10)
________________________________________________________________________________________________________
Iceland Bondco PLC
5.015%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,548	$2,038,755
________________________________________________________________________________________________________
$2,038,755
________________________________________________________________________________________________________
Food/Drug Retailers — 0.1%
________________________________________________________________________________________________________
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	8,600	$4,257,000
________________________________________________________________________________________________________
$4,257,000
________________________________________________________________________________________________________
Health Care — 0.6%
________________________________________________________________________________________________________
Avantor, Inc.
6.00%, 10/1/24(8)	13,250	$14,105,751
CHS/Community Health Systems, Inc.
5.125%, 8/1/21	11,650	11,685,533
HCA, Inc.
5.25%, 4/15/25	1,250	1,423,210
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	14,825	15,579,963
________________________________________________________________________________________________________
$42,794,457
________________________________________________________________________________________________________
Oil and Gas — 0.1%
________________________________________________________________________________________________________
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	7,700	$7,805,929
________________________________________________________________________________________________________
$7,805,929
________________________________________________________________________________________________________
Radio and Television — 0.3%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(8)	7,525	$7,509,770
iHeartCommunications, Inc.
6.375%, 5/1/26	1,159	1,254,358
8.375%, 5/1/27	2,101	2,289,213
5.25%, 8/15/27 (8)	2,500	2,610,875
4.75%, 1/15/28 (8)	2,975	3,037,832
Univision Communications, Inc.
5.125%, 2/15/25(8)	3,000	3,000,000
________________________________________________________________________________________________________
$19,702,048
________________________________________________________________________________________________________
Telecommunications — 0.3%
________________________________________________________________________________________________________
CenturyLink, Inc.
4.00%, 2/15/27(8)	17,400	$17,523,018
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(8)	7,250	7,216,759
________________________________________________________________________________________________________
$24,739,777
________________________________________________________________________________________________________
Utilities — 0.2%
________________________________________________________________________________________________________
Calpine Corp.
5.25%, 6/1/26 (8)	7,675	$7,943,030
4.50%, 2/15/28 (8)	3,475	3,461,969
Talen Energy Supply, LLC
6.625%, 1/15/28(8)	5,950	5,966,943
________________________________________________________________________________________________________
$17,371,942
________________________________________________________________________________________________________
Total Corporate Bonds & Notes
(identified cost $293,234,253)	$296,124,443
________________________________________________________________________________________________________
Asset-Backed Securities — 4.0%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________

Alinea CLO, Ltd.
Series 2018-1A, Class D, 4.919%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)	$2,500	$2,502,174
Series 2018-1A, Class E, 7.819%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)	3,000	2,957,123
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 8.971%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)	3,000	3,003,029
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 8.741%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(9)	5,000	4,937,502
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.081%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	3,525	3,372,810
Apidos CLO XX
Series 2015-20A, Class DR, 7.543%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)	2,375	2,343,692
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(9)	1,250	1,251,967
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 5.231%, (3 mo. USD LIBOR + 3.40%), 1/15/29(8)(9)	2,500	2,505,378
Series 2016-40A, Class DR, 8.181%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(9)	3,500	3,505,254
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 4.802%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)	2,500	2,500,668
Series 2018-49A, Class E, 7.502%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)	3,500	3,397,471
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 4.81%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)	5,000	4,987,660
Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(9)	1,000	976,810
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 7.531%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,000	3,931,885
Babson CLO, Ltd.
Series 2015-1A, Class DR, 4.419%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)	2,500	2,420,883
Series 2016-1A, Class DR, 4.856%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)	1,250	1,238,355
Series 2016-1A, Class ER, 7.806%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	3,500	3,138,118
Series 2018-1A, Class C, 4.431%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,390,082
Bain Capital Credit CLO
Series 2018-1A, Class D, 4.506%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,801,295
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 4.749%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,873,370
Series 2018-5BA, Class D, 7.769%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,389,324
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.419%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,166,695
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 4.419%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,436,000
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 5.536%, (3 mo. USD LIBOR + 3.70%), 1/17/32(8)(9)	2,000	2,011,785
Series 2018-16A, Class E, 8.536%, (3 mo. USD LIBOR + 6.70%), 1/17/32(8)(9)	2,250	2,242,164
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.431%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(9)	1,750	1,753,164
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 4.67%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,497,467
Series 2018-1A, Class D, 7.42%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,550	4,392,127
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 4.419%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	5,000	4,798,945
Series 2015-3A, Class DR, 7.219%, (3 mo. USD LIBOR + 5.40%), 4/20/31(8)(9)	3,000	2,819,425
Series 2016-3A, Class DR, 5.01%, (3 mo. USD LIBOR + 3.10%), 11/15/30(8)(9)	1,500	1,477,706
Series 2016-3A, Class ER, 7.86%, (3 mo. USD LIBOR + 5.95%), 11/15/30(8)(9)	1,500	1,413,121
Series 2018-1A, Class D, 4.82%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,455,903
Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,885,972
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 7.531%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,641,905
Series 2016-1A, Class DR, 4.631%, (3 mo. USD LIBOR + 2.80%), 7/15/31(8)(9)	3,000	2,899,791
Series 2016-1A, Class ER, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,704,528
Series 2016-2A, Class ER, 7.831%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	4,146,556
Series 2018-1A, Class D, 4.731%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,892,570
Series 2018-1A, Class E, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,573,474
Carlyle CLO, Ltd.
Series C17A, Class CR, 4.57%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,958,345
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 5.338%, (3 mo. USD LIBOR + 3.50%), 1/14/32(8)(9)	2,500	2,496,653
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(9)	1,500	1,364,212
Series 2014-3RA, Class C, 4.744%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	969,385
Series 2014-3RA, Class D, 7.194%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	2,150	1,918,777
Series 2014-4RA, Class C, 4.731%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,750	2,589,438
Series 2014-4RA, Class D, 7.481%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,071,250
Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,228,976
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.419%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(9)	2,000	2,001,630
Dryden CLO, Ltd.
Series 2018-55A, Class D, 4.681%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,479,183
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.01%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	3,000	3,002,671
Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(9)	2,350	2,271,911
Series 2015-41A, Class DR, 4.431%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	7,000	6,768,573
Series 2015-41A, Class ER, 7.131%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,187,735
Series 2016-42A, Class DR, 4.761%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,457,598
Series 2016-42A, Class ER, 7.381%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,354,669
Series 2018-55A, Class E, 7.231%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,910,767
Fort Washington CLO 2019-1, Ltd.
Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(8)(9)	1,000	1,004,484
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	4,500	4,298,360
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 8.331%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)	2,000	1,975,084
Series 2018-25A, Class D, 4.894%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,506,369
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,383,862
Goldentree Loan Management US CLO 5, Ltd.
Series 2019-5A, Class D, 6.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(8)(9)	1,500	1,513,925
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 5.119%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	4,004,485
Series 2018-37A, Class E, 7.569%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,752,171
ICG US CLO, Ltd.
Series 2018-2A, Class D, 4.902%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	1,937,676
Series 2018-2A, Class E, 7.552%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,760,921
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(9)	500	497,181
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 7.739%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(9)	2,000	1,986,259
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 4.936%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,493,245
Series 2016-22A, Class ER, 7.896%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	3,000	2,918,907
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 7.419%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,875,966
Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(9)	950	953,470
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 5.779%, (3 mo. USD LIBOR + 3.96%), 7/20/31(8)(9)	2,625	2,629,254
OHA Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.399%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	3,000	3,002,233
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.036%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,504,383
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(9)	3,250	3,232,064
Series 2015-1A, Class DR2, 8.145%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(9)	1,850	1,851,689
Series 2018-1A, Class C, 4.319%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,964,573
Series 2018-1A, Class D, 6.969%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	2,007,499
Series 2018-2A, Class D, 7.443%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,979,707
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 4.931%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,502,887
Series 2018-2A, Class D, 7.781%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,714,170
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 4.994%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,501,978
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,319,959
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.294%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,812,309
Southwick Park CLO, LLC
Series 2019-4A, Class D, 5.669%, (3 mo. USD LIBOR + 3.85%), 7/20/32(8)(9)	1,500	1,514,751
Series 2019-4A, Class E, 8.519%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(9)	1,750	1,748,416
Upland CLO, Ltd.
Series 2016-1A, Class CR, 4.719%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,375,768
Series 2016-1A, Class DR, 7.719%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,416,395
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.019%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,415,470
Series 2018-9A, Class D, 8.069%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	3,500	3,137,591
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.069%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	4,874,020
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,510,570
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 7.819%, (3 mo. USD LIBOR + 6.00%), 4/18/31(8)(9)	3,250	3,069,495
Series 2015-3A, Class CR, 4.969%, (3 mo. USD LIBOR + 3.15%), 10/20/31(8)(9)	2,500	2,446,398
Series 2015-3A, Class DR, 8.019%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(9)	5,500	5,314,683
Series 2016-3A, Class CR, 5.069%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	2,000	1,966,832
Series 2016-3A, Class DR, 7.899%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	3,077,978
Series 2018-1A, Class C, 4.419%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,815,380
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 4.719%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	1,998,982
Series 2015-1A, Class DR, 7.319%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,451,815
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $302,937,579)	$294,685,535
________________________________________________________________________________________________________
Common Stocks — 0.8%
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace and Defense — 0.0%(10)
________________________________________________________________________________________________________
IAP Global Services, LLC(4)(11)(12)	168	$2,226,842
________________________________________________________________________________________________________
$2,226,842
________________________________________________________________________________________________________
Automotive — 0.0%(10)
________________________________________________________________________________________________________
Dayco Products, LLC(11)(12)	48,926	$366,945
________________________________________________________________________________________________________
$366,945
________________________________________________________________________________________________________
Business Equipment and Services — 0.0%(10)
________________________________________________________________________________________________________
Crossmark Holdings, Inc.(11)(12)	37,581	$1,897,841
________________________________________________________________________________________________________
$1,897,841
________________________________________________________________________________________________________
Chemicals and Plastics — 0.1%
________________________________________________________________________________________________________
Hexion Holdings Corp., Class B(11)(12)	454,988	$5,914,844
________________________________________________________________________________________________________
$5,914,844
________________________________________________________________________________________________________
Electronics/Electrical — 0.0%(10)
________________________________________________________________________________________________________
Answers Corp.(4)(11)(12)	642,963	$1,273,067
________________________________________________________________________________________________________
$1,273,067
________________________________________________________________________________________________________
Health Care — 0.0%
________________________________________________________________________________________________________
New Millennium Holdco, Inc.(4)(11)(12)	319,499	$0
________________________________________________________________________________________________________
$0
________________________________________________________________________________________________________
Oil and Gas — 0.3%
________________________________________________________________________________________________________
AFG Holdings, Inc.(4)(11)(12)	281,241	$10,754,656
Fieldwood Energy, Inc.(11)(12)	109,481	2,048,203
Samson Resources II, LLC, Class A(11)(12)	387,972	8,147,412
Southcross Holdings Group, LLC(4)(11)(12)	573	0
Southcross Holdings L.P., Class A(11)	573	44,694
Sunrise Oil(4)(11)(12)	121,973	1,186,797
________________________________________________________________________________________________________
$22,181,762
________________________________________________________________________________________________________
Publishing — 0.1%
________________________________________________________________________________________________________
ION Media Networks, Inc.(4)(11)	13,247	$6,002,613
Tweddle Group, Inc.(4)(11)(12)	18,167	139,159
________________________________________________________________________________________________________
$6,141,772
________________________________________________________________________________________________________
Radio and Television — 0.2%
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(11)(12)	482,097	$1,316,125
Cumulus Media, Inc., Class A(11)(12)	371,654	5,203,156
iHeartMedia, Inc., Class A(11)(12)	205,018	3,624,718
________________________________________________________________________________________________________
$10,143,999
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.1%
________________________________________________________________________________________________________
David’s Bridal, Inc.(4)(11)(12)	195,511	$4,365,761
________________________________________________________________________________________________________
$4,365,761
________________________________________________________________________________________________________
Total Common Stocks
(identified cost $57,259,088)	$54,512,833
________________________________________________________________________________________________________
Preferred Stocks — 0.0%(10)
Security	Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%(10)
________________________________________________________________________________________________________
David’s Bridal, LLC, Series A (4)(11)(12)	5,438	$435,040
David’s Bridal, LLC, Series B (4)(11)(12)	22,162	1,794,235
________________________________________________________________________________________________________
Total Preferred Stocks
(identified cost $1,794,235)	$2,229,275
________________________________________________________________________________________________________
Closed-End Funds — 0.6%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,003,000	$46,639,500
________________________________________________________________________________________________________
Total Closed-End Funds
(identified cost $45,977,384)	$46,639,500
________________________________________________________________________________________________________
Miscellaneous — 0.0%(10)
Security	Shares	Value
________________________________________________________________________________________________________
Oil and Gas — 0.0%(10)
________________________________________________________________________________________________________
Paragon Offshore Finance Company, Class A(11)(12)	16,581	$4,974
Paragon Offshore Finance Company, Class B(11)(12)	8,290	159,583
________________________________________________________________________________________________________
Total Miscellaneous
(identified cost $180,309)	$164,557
________________________________________________________________________________________________________
Warrants — 0.0%
Security	Shares	Value
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 0.0%
________________________________________________________________________________________________________
David’s Bridal, LLC, Exp. 11/26/22 (4)(11)(12)	37,742	$0
________________________________________________________________________________________________________
Total Warrants
(identified cost $0)	$0
________________________________________________________________________________________________________
Short-Term Investments — 1.4%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(13)	104,814,820	$104,825,301
________________________________________________________________________________________________________
Total Short-Term Investments
(identified cost $104,823,114)	$104,825,301
________________________________________________________________________________________________________
Total Investments — 124.7%
(identified cost $9,406,237,897)	$9,186,504,177
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.2)%	$(12,996,857)
________________________________________________________________________________________________________
Net Investments — 124.5%
(identified cost $9,393,241,040)	$9,173,507,320
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (24.5)%	$(1,807,793,512)
________________________________________________________________________________________________________
Net Assets — 100.0%	$7,365,713,808
________________________________________________________________________________________________________
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

* In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $13,104,887.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)

The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	Fixed-rate loan.
(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $554,341,998 or 7.5% of the Portfolio's net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(10)	Amount is less than 0.05%.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Non-income producing security.
(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	1,692,183	EUR	1,515,000	State Street Bank and Trust Company	2/28/20	9,505	—
USD	1,104,011	EUR	992,133	State Street Bank and Trust Company	2/28/20	2,070	—
USD	4,655,908	EUR	4,225,000	State Street Bank and Trust Company	2/28/20	—	(36,707)
USD	181,758,101	EUR	163,861,183	State Street Bank and Trust Company	2/28/20	—	(238,950)
USD	210,389,170	EUR	188,524,985	HSBC Bank USA, N.A.	3/31/20	585,763	—
USD	977,151	EUR	873,072	HSBC Bank USA, N.A.	3/31/20	5,537	—
USD	854,775	EUR	764,314	State Street Bank and Trust Company	3/31/20	4,195	—
USD	845,481	EUR	756,196	State Street Bank and Trust Company	3/31/20	3,934	—
USD	561,034	EUR	500,792	State Street Bank and Trust Company	3/31/20	3,719	—
USD	2,221,509	EUR	1,994,136	State Street Bank and Trust Company	3/31/20	2,299	—
USD	558,308	EUR	502,972	State Street Bank and Trust Company	3/31/20	—	(1,433)
USD	989,781	GBP	752,682	State Street Bank and Trust Company	3/31/20	—	(5,623)
USD	58,407,927	GBP	44,796,494	State Street Bank and Trust Company	3/31/20	—	(834,404)
USD	678,315	EUR	611,610	HSBC Bank USA, N.A.	4/30/20	—	(3,566)
___________________________________________________________________________________________________________
$617,022	$(1,120,683)
___________________________________________________________________________________________________________
Abbreviations:
DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Senior Debt Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$79,652,699	$823,974,960	$(798,816,655)	$12,826	$1,471	$104,825,301	$525,392	104,814,820

At January 31, 2020, the value of the Portfolio's investment in affiliated funds was $104,825,301, which represents 1.4% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Senior Debt Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,354,090,118	$20,235,758	$8,374,325,876
Corporate Bonds & Notes	—	296,124,443	—	296,124,443
Asset-Backed Securities	—	294,685,535	—	294,685,535
Common Stocks	16,058,843	12,505,095	25,948,895	54,512,833
Preferred Stocks	—	—	2,229,275	2,229,275
Closed-End Funds	46,639,500	—	—	46,639,500
Miscellaneous	—	164,557	—	164,557
Warrants	—	—	0	0
Short-Term Investments	—	104,825,301	—	104,825,301
________________________________________________________________________________________________________
Total Investments	$62,698,343	$9,062,395,049	$48,413,928	$9,173,507,320
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$617,022	$—	$617,022
________________________________________________________________________________________________________
Total	$62,698,343	$9,063,012,071	$48,413,928	$9,174,124,342
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(1,120,683)	$—	$(1,120,683)
________________________________________________________________________________________________________
Total	$—	$(1,120,683)	$—	$(1,120,683)
________________________________________________________________________________________________________
*		None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Senior Debt Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)  — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.